Organization and Summary of Significant Accounting Policies (Details 22)	3 Months Ended	6 Months Ended		12 Months Ended
	Jul. 01, 2018 USD ($)	Jul. 02, 2018	Jul. 01, 2018 USD ($)	Jul. 01, 2018 USD ($)	Jul. 02, 2017 USD ($) Subsidiary
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Impact of change in measurement of deferred tax assets resulting in a favourable provision impact				$ 1,600,000
One-time transition tax on non-previoulsy accumulated foreign earnings resulting in a net favourable impact				500,000
One-time transition tax on non-previoulsy accumulated foreign earnings resulting in a net favourable impact including transition tax offset amount				1,400,000
Offset by the reversal of net deferred tax liability balances	$ 1,900,000		$ 1,900,000	1,900,000
Impact of changing our annualized effective tax rate, resulting in a favourable provision impact				$ 900,000
Measurement period adjustments	$ 1,600,000		$ 2,000,000
MEXICO
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Deferred tax liability, undistributed forreign earnings					$ 424,000
Number of subsidiaries for which we changed our permanent reinvestment assertion | Subsidiary					2
Foreign earnings repatriated					$ 15,800,000
2017 Tax Cuts and Jobs Act
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
U.S. Federal statutory tax rate effective January 1, 2018, which impacted our fiscal 2018 annual effective tax rate recorded in the current period		21.00%
Period, in years, over which the one-time transition tax on deemed repatriated earnings of foreign subsidiaries is payable				8 years
Blended federal statutory tax rate				28.00%
Overall net tax benefit recorded as a result of the 2017 Tax Cuts and Jobs Act				$ 3,000,000